UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 Feb 14, 2007

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: $223,426,923



List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE
AT&T INC                      COM                   00206R102                  28195         11717.86     SH     SOLE
TEJON RANCH CO                COM                   879080109                  34870         14244.39     SH     SOLE
QUALCOMM INC                  COM                   747525103                  46787         18410.68     SH     SOLE
TERADATA CORPORATION          COM                   88076w103                  99582         27295.43     SH     SOLE
VERIZON COMMUNICATIONS        COM                   92343V104                  69430         30333.97     SH     SOLE
UNION PACIFIC CORP            COM                   907818108                  24309         30537.12     SH     SOLE
NCR CORP NEW                  COM                   62886E108                  100282        25170.78     SH     SOLE
CONSECO INC                   COM NEW               208464883                  126556        15895.43     SH     SOLE
3M COMPANY                    COM                   88579Y101                  127648        107632.69    SH     SOLE
BOEING COMPANY                COM                   097023105                  130902        114486.94    SH     SOLE
FREDDIE MAC                   COM                   313400301                  156127        53192.38     SH     SOLE
WILLIAMS COMPANIES INC        COM                   969457100                  179419        64196.12     SH     SOLE
EARTHLINK INC                 COM                   270321102                  184505        13044.5      SH     SOLE
QUESTAR CORP                  COM                   748356102                  195229        105618.72    SH     SOLE
SONY CORP ADR NEW             ADR NEW               835699307                  202134        109758.89    SH     SOLE
WACHOVIA CORP NEW             COM                   929903102                  218444        3074.22      SH     SOLE
MCGRAW HILL COS INC           COM                   580645109                  223334        97842.57     SH     SOLE
MAUI LD & PINEAPPLE INC       COM                   577345101                  264235        76918.81     SH     SOLE
GENERAL MTS CORP              COM                   370442105                  277914        69172.73     SH     SOLE
WASHINGTON MUT INC            COM                   939322103                  282234        38412.11     SH     SOLE
DISNEY WALT CO                COM                   254687106                  283084        91379.46     SH     SOLE
DOW CHEM CO                   COM                   260543103                  285242        112442.26    SH     SOLE
ROWAN COS INC                 COM                   779382100                  287259        113352.46    SH     SOLE
SPRINT NEXTEL CORP            COM                   852061100                  369084        48460.66     SH     SOLE
CHESAPEAKE CORP               COM                   165167107                  380439        149132.16    SH     SOLE
PFIZER INC                    COM                   717081103                  382203        86874.69     SH     SOLE
SCHERING PLOUGH CORP          COM                   806605101                  386317        102914.95    SH     SOLE
SUN MICROSYSTEMS INC          COM                   866810203                  472318        85631.25     SH     SOLE
CYPRESS SEMICONDUCTOR CORP    COM                   232806109                  541482        195095.96    SH     SOLE
BOSTON SCIENTIFIC CORP        COM                   101137107                  686935        79890.54     SH     SOLE
MICRON TECHNOLOGY INC         COM                   595112103                  721333        52296.64     SH     SOLE
GENERAL MTRS CORP SR DEB CONV DEB SR CONV B         370442733                  51100         9841.86      SH     SPLE

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